Discontinued operations - Consideration received (Details) - Fidelta d.o.o. (fee-for-service segment) - EUR (€) € in Thousands		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash and cash equivalents	€ 37,080	€ 37,080
Total consideration	€ 37,080